Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000011358
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class A
Trading Symbol	CCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$59	1.12%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[1]
AssetsNet	$ 1,070,158,589
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,070,158,589	114	51%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	42.0
Industrials	10.7
Utilities	9.0
Health Care	6.7
Communication Services	6.5
Financials	6.3
Consumer Discretionary	4.3
Real Estate	3.9
Materials	2.5
Other	2.5
Energy	2.4
Consumer Staples	1.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Western Digital Corp., 3.000%, 11/15/28	4.6
Lumentum Holdings, Inc., 0.375%, 03/15/32	4.4
Bloom Energy Corp., 0.000%, 11/15/30	2.8
MKS, Inc., 1.250%, 06/01/30	2.7
Boeing Co., 6.000%, 10/15/27	2.7
Akamai Technologies, Inc., 0.250%, 05/15/33	2.2
ON Semiconductor Corp., 0.500%, 03/01/29	2.1
CenterPoint Energy, Inc., 3.000%, 08/01/28	2.0
Oracle Corp., 6.500%, 01/15/29	1.9
Digital Realty Trust LP, 1.875%, 11/15/29	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011360
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class C
Trading Symbol	CCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$98	1.87%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.87%	[2]
AssetsNet	$ 1,070,158,589
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,070,158,589	114	51%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	42.0
Industrials	10.7
Utilities	9.0
Health Care	6.7
Communication Services	6.5
Financials	6.3
Consumer Discretionary	4.3
Real Estate	3.9
Materials	2.5
Other	2.5
Energy	2.4
Consumer Staples	1.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Western Digital Corp., 3.000%, 11/15/28	4.6
Lumentum Holdings, Inc., 0.375%, 03/15/32	4.4
Bloom Energy Corp., 0.000%, 11/15/30	2.8
MKS, Inc., 1.250%, 06/01/30	2.7
Boeing Co., 6.000%, 10/15/27	2.7
Akamai Technologies, Inc., 0.250%, 05/15/33	2.2
ON Semiconductor Corp., 0.500%, 03/01/29	2.1
CenterPoint Energy, Inc., 3.000%, 08/01/28	2.0
Oracle Corp., 6.500%, 01/15/29	1.9
Digital Realty Trust LP, 1.875%, 11/15/29	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011361
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class I
Trading Symbol	CICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.87%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[3]
AssetsNet	$ 1,070,158,589
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,070,158,589	114	51%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	42.0
Industrials	10.7
Utilities	9.0
Health Care	6.7
Communication Services	6.5
Financials	6.3
Consumer Discretionary	4.3
Real Estate	3.9
Materials	2.5
Other	2.5
Energy	2.4
Consumer Staples	1.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Western Digital Corp., 3.000%, 11/15/28	4.6
Lumentum Holdings, Inc., 0.375%, 03/15/32	4.4
Bloom Energy Corp., 0.000%, 11/15/30	2.8
MKS, Inc., 1.250%, 06/01/30	2.7
Boeing Co., 6.000%, 10/15/27	2.7
Akamai Technologies, Inc., 0.250%, 05/15/33	2.2
ON Semiconductor Corp., 0.500%, 03/01/29	2.1
CenterPoint Energy, Inc., 3.000%, 08/01/28	2.0
Oracle Corp., 6.500%, 01/15/29	1.9
Digital Realty Trust LP, 1.875%, 11/15/29	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064541
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class A
Trading Symbol	CNWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$73	1.30%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.30%	[4]
AssetsNet	$ 450,327,719
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$450,327,719	95	81%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	44.8
Industrials	18.2
Financials	16.4
Consumer Discretionary	6.4
Communication Services	4.8
Materials	4.0
Utilities	1.4
Energy	1.0
Consumer Staples	0.9
Real Estate	0.6
Other	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.7
Samsung Electronics Co. Ltd.	5.3
Hyundai Motor Co.	3.8
Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings Ltd.), 0.000%, 01/29/29	3.1
Hyosung Heavy Industries Corp.	2.6
SK Hynix, Inc., 1.750%, 04/11/30	2.3
SK Telecom Co. Ltd.	2.2
Alibaba Group Holding Ltd.	1.8
SK Square Co. Ltd.	1.8
Samsung Electro-Mechanics Co. Ltd.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064543
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class C
Trading Symbol	CNWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$115	2.05%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.05%	[5]
AssetsNet	$ 450,327,719
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$450,327,719	95	81%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	44.8
Industrials	18.2
Financials	16.4
Consumer Discretionary	6.4
Communication Services	4.8
Materials	4.0
Utilities	1.4
Energy	1.0
Consumer Staples	0.9
Real Estate	0.6
Other	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.7
Samsung Electronics Co. Ltd.	5.3
Hyundai Motor Co.	3.8
Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings Ltd.), 0.000%, 01/29/29	3.1
Hyosung Heavy Industries Corp.	2.6
SK Hynix, Inc., 1.750%, 04/11/30	2.3
SK Telecom Co. Ltd.	2.2
Alibaba Group Holding Ltd.	1.8
SK Square Co. Ltd.	1.8
Samsung Electro-Mechanics Co. Ltd.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064544
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class I
Trading Symbol	CNWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$59	1.05%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%	[6]
AssetsNet	$ 450,327,719
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$450,327,719	95	81%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	44.8
Industrials	18.2
Financials	16.4
Consumer Discretionary	6.4
Communication Services	4.8
Materials	4.0
Utilities	1.4
Energy	1.0
Consumer Staples	0.9
Real Estate	0.6
Other	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.7
Samsung Electronics Co. Ltd.	5.3
Hyundai Motor Co.	3.8
Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings Ltd.), 0.000%, 01/29/29	3.1
Hyosung Heavy Industries Corp.	2.6
SK Hynix, Inc., 1.750%, 04/11/30	2.3
SK Telecom Co. Ltd.	2.2
Alibaba Group Holding Ltd.	1.8
SK Square Co. Ltd.	1.8
Samsung Electro-Mechanics Co. Ltd.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150496
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class A
Trading Symbol	CAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$68	1.31%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%	[7]
AssetsNet	$ 173,969,049
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$173,969,049	115	21%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.0
Communication Services	13.3
Consumer Discretionary	13.1
Industrials	9.5
Health Care	7.0
Utilities	5.6
Energy	5.0
Materials	4.1
Financials	3.9
Consumer Staples	1.3
Real Estate	1.2
Other	0.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Boeing Co., 6.000%, 10/15/27	3.6
Eni SpA, Series ENI, 2.950%, 09/14/30	3.4
Seagate HDD Cayman, 3.500%, 06/01/28	3.4
JD.com, Inc., 0.250%, 06/01/29	3.1
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.8
Strategy, Inc., 0.000%, 12/01/29	2.8
Bloom Energy Corp., 0.000%, 11/15/30	2.4
Oracle Corp., 6.500%, 01/15/29	2.1
Duke Energy Corp., 3.000%, 03/15/29	1.8
Rivian Automotive, Inc., 4.625%, 03/15/29	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150497
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class C
Trading Symbol	CCGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$106	2.06%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.06%	[8]
AssetsNet	$ 173,969,049
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$173,969,049	115	21%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.0
Communication Services	13.3
Consumer Discretionary	13.1
Industrials	9.5
Health Care	7.0
Utilities	5.6
Energy	5.0
Materials	4.1
Financials	3.9
Consumer Staples	1.3
Real Estate	1.2
Other	0.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Boeing Co., 6.000%, 10/15/27	3.6
Eni SpA, Series ENI, 2.950%, 09/14/30	3.4
Seagate HDD Cayman, 3.500%, 06/01/28	3.4
JD.com, Inc., 0.250%, 06/01/29	3.1
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.8
Strategy, Inc., 0.000%, 12/01/29	2.8
Bloom Energy Corp., 0.000%, 11/15/30	2.4
Oracle Corp., 6.500%, 01/15/29	2.1
Duke Energy Corp., 3.000%, 03/15/29	1.8
Rivian Automotive, Inc., 4.625%, 03/15/29	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150498
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class I
Trading Symbol	CXGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	1.06%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[9]
AssetsNet	$ 173,969,049
Holdings Count | Holding	115
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$173,969,049	115	21%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.0
Communication Services	13.3
Consumer Discretionary	13.1
Industrials	9.5
Health Care	7.0
Utilities	5.6
Energy	5.0
Materials	4.1
Financials	3.9
Consumer Staples	1.3
Real Estate	1.2
Other	0.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Boeing Co., 6.000%, 10/15/27	3.6
Eni SpA, Series ENI, 2.950%, 09/14/30	3.4
Seagate HDD Cayman, 3.500%, 06/01/28	3.4
JD.com, Inc., 0.250%, 06/01/29	3.1
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.8
Strategy, Inc., 0.000%, 12/01/29	2.8
Bloom Energy Corp., 0.000%, 11/15/30	2.4
Oracle Corp., 6.500%, 01/15/29	2.1
Duke Energy Corp., 3.000%, 03/15/29	1.8
Rivian Automotive, Inc., 4.625%, 03/15/29	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043702
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class A
Trading Symbol	CAGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$72	1.40%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%	[10]
AssetsNet	$ 183,316,149
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$183,316,149	73	63%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.0
Industrials	15.7
Communication Services	9.3
Health Care	8.3
Consumer Discretionary	8.2
Financials	7.1
Energy	4.2
Utilities	3.3
Consumer Staples	3.3
Materials	2.1
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	7.0
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Amazon.com, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
GE Vernova, Inc.	3.1
Eli Lilly & Co.	2.4
TechnipFMC PLC	2.3
Lumentum Holdings, Inc.	2.2
Rolls-Royce Holdings PLC	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043704
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class C
Trading Symbol	CCGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$111	2.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.15%	[11]
AssetsNet	$ 183,316,149
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$183,316,149	73	63%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.0
Industrials	15.7
Communication Services	9.3
Health Care	8.3
Consumer Discretionary	8.2
Financials	7.1
Energy	4.2
Utilities	3.3
Consumer Staples	3.3
Materials	2.1
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	7.0
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Amazon.com, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
GE Vernova, Inc.	3.1
Eli Lilly & Co.	2.4
TechnipFMC PLC	2.3
Lumentum Holdings, Inc.	2.2
Rolls-Royce Holdings PLC	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043705
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class I
Trading Symbol	CIGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$59	1.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[12]
AssetsNet	$ 183,316,149
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$183,316,149	73	63%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.0
Industrials	15.7
Communication Services	9.3
Health Care	8.3
Consumer Discretionary	8.2
Financials	7.1
Energy	4.2
Utilities	3.3
Consumer Staples	3.3
Materials	2.1
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	7.0
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Amazon.com, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
GE Vernova, Inc.	3.1
Eli Lilly & Co.	2.4
TechnipFMC PLC	2.3
Lumentum Holdings, Inc.	2.2
Rolls-Royce Holdings PLC	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220409
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class R6
Trading Symbol	CGEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$56	1.09%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[13]
AssetsNet	$ 183,316,149
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$183,316,149	73	63%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.0
Industrials	15.7
Communication Services	9.3
Health Care	8.3
Consumer Discretionary	8.2
Financials	7.1
Energy	4.2
Utilities	3.3
Consumer Staples	3.3
Materials	2.1
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	7.0
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Amazon.com, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
GE Vernova, Inc.	3.1
Eli Lilly & Co.	2.4
TechnipFMC PLC	2.3
Lumentum Holdings, Inc.	2.2
Rolls-Royce Holdings PLC	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011374
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class A
Trading Symbol	CVLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$63	1.22%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[14]
AssetsNet	$ 350,123,966
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$350,123,966	103	66%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.4
Industrials	15.7
Financials	8.7
Health Care	8.7
Communication Services	8.3
Utilities	8.2
Consumer Discretionary	6.9
Energy	5.2
Consumer Staples	2.1
Materials	2.0
Real Estate	0.9
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	5.4
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4
Samsung Electronics Co. Ltd.	3.1
Boeing Co., 6.000%, 10/15/27	3.0
Amazon.com, Inc.	2.5
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.1
GE Vernova, Inc.	2.1
Lumentum Holdings, Inc., 0.375%, 03/15/32	1.9
Intel Corp.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011376
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class C
Trading Symbol	CVLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$102	1.97%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%	[15]
AssetsNet	$ 350,123,966
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$350,123,966	103	66%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.4
Industrials	15.7
Financials	8.7
Health Care	8.7
Communication Services	8.3
Utilities	8.2
Consumer Discretionary	6.9
Energy	5.2
Consumer Staples	2.1
Materials	2.0
Real Estate	0.9
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	5.4
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4
Samsung Electronics Co. Ltd.	3.1
Boeing Co., 6.000%, 10/15/27	3.0
Amazon.com, Inc.	2.5
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.1
GE Vernova, Inc.	2.1
Lumentum Holdings, Inc., 0.375%, 03/15/32	1.9
Intel Corp.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011377
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class I
Trading Symbol	CGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$50	0.97%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[16]
AssetsNet	$ 350,123,966
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$350,123,966	103	66%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.4
Industrials	15.7
Financials	8.7
Health Care	8.7
Communication Services	8.3
Utilities	8.2
Consumer Discretionary	6.9
Energy	5.2
Consumer Staples	2.1
Materials	2.0
Real Estate	0.9
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	5.4
Alphabet, Inc. - Class A	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4
Samsung Electronics Co. Ltd.	3.1
Boeing Co., 6.000%, 10/15/27	3.0
Amazon.com, Inc.	2.5
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.1
GE Vernova, Inc.	2.1
Lumentum Holdings, Inc., 0.375%, 03/15/32	1.9
Intel Corp.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011362
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class A
Trading Symbol	CVTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$53	1.04%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[17]
AssetsNet	$ 3,369,576,754
Holdings Count | Holding	151
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,369,576,754	151	18%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	10.6
Financials	10.2
Communication Services	10.0
Consumer Discretionary	9.6
Health Care	6.7
Consumer Staples	3.9
Energy	3.4
Utilities	3.0
Materials	2.7
Real Estate	1.6
Other	1.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	6.6
Alphabet, Inc. - Class A	5.8
Apple, Inc.	5.7
Amazon.com, Inc.	4.3
Microsoft Corp.	4.3
Broadcom, Inc.	3.1
Meta Platforms, Inc. - Class A	1.9
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5
GE Vernova, Inc.	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011364
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class C
Trading Symbol	CVTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$91	1.79%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%	[18]
AssetsNet	$ 3,369,576,754
Holdings Count | Holding	151
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,369,576,754	151	18%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	10.6
Financials	10.2
Communication Services	10.0
Consumer Discretionary	9.6
Health Care	6.7
Consumer Staples	3.9
Energy	3.4
Utilities	3.0
Materials	2.7
Real Estate	1.6
Other	1.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	6.6
Alphabet, Inc. - Class A	5.8
Apple, Inc.	5.7
Amazon.com, Inc.	4.3
Microsoft Corp.	4.3
Broadcom, Inc.	3.1
Meta Platforms, Inc. - Class A	1.9
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5
GE Vernova, Inc.	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011365
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class I
Trading Symbol	CGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$40	0.79%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[19]
AssetsNet	$ 3,369,576,754
Holdings Count | Holding	151
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,369,576,754	151	18%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	10.6
Financials	10.2
Communication Services	10.0
Consumer Discretionary	9.6
Health Care	6.7
Consumer Staples	3.9
Energy	3.4
Utilities	3.0
Materials	2.7
Real Estate	1.6
Other	1.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	6.6
Alphabet, Inc. - Class A	5.8
Apple, Inc.	5.7
Amazon.com, Inc.	4.3
Microsoft Corp.	4.3
Broadcom, Inc.	3.1
Meta Platforms, Inc. - Class A	1.9
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5
GE Vernova, Inc.	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220407
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class R6
Trading Symbol	CGIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$37	0.72%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[20]
AssetsNet	$ 3,369,576,754
Holdings Count | Holding	151
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,369,576,754	151	18%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	10.6
Financials	10.2
Communication Services	10.0
Consumer Discretionary	9.6
Health Care	6.7
Consumer Staples	3.9
Energy	3.4
Utilities	3.0
Materials	2.7
Real Estate	1.6
Other	1.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	6.6
Alphabet, Inc. - Class A	5.8
Apple, Inc.	5.7
Amazon.com, Inc.	4.3
Microsoft Corp.	4.3
Broadcom, Inc.	3.1
Meta Platforms, Inc. - Class A	1.9
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5
GE Vernova, Inc.	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011370
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class A
Trading Symbol	CVGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$63	1.27%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%	[21]
AssetsNet	$ 1,705,619,838
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,705,619,838	140	34%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	47.0
Communication Services	15.5
Consumer Discretionary	14.6
Industrials	8.7
Health Care	6.4
Financials	5.5
Consumer Staples	1.2
Energy	0.2
Primary Investment	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	11.9
Alphabet, Inc. - Class A	9.4
Amazon.com, Inc.	7.9
Apple, Inc.	7.3
Microsoft Corp.	6.3
Broadcom, Inc.	5.4
Meta Platforms, Inc. - Class A	3.8
Visa, Inc. - Class A	3.0
Eli Lilly & Co.	2.2
Arista Networks, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011372
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class C
Trading Symbol	CVGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$101	2.02%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.02%	[22]
AssetsNet	$ 1,705,619,838
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,705,619,838	140	34%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	47.0
Communication Services	15.5
Consumer Discretionary	14.6
Industrials	8.7
Health Care	6.4
Financials	5.5
Consumer Staples	1.2
Energy	0.2
Primary Investment	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	11.9
Alphabet, Inc. - Class A	9.4
Amazon.com, Inc.	7.9
Apple, Inc.	7.3
Microsoft Corp.	6.3
Broadcom, Inc.	5.4
Meta Platforms, Inc. - Class A	3.8
Visa, Inc. - Class A	3.0
Eli Lilly & Co.	2.2
Arista Networks, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011373
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class I
Trading Symbol	CGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	1.02%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[23]
AssetsNet	$ 1,705,619,838
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,705,619,838	140	34%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	47.0
Communication Services	15.5
Consumer Discretionary	14.6
Industrials	8.7
Health Care	6.4
Financials	5.5
Consumer Staples	1.2
Energy	0.2
Primary Investment	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	11.9
Alphabet, Inc. - Class A	9.4
Amazon.com, Inc.	7.9
Apple, Inc.	7.3
Microsoft Corp.	6.3
Broadcom, Inc.	5.4
Meta Platforms, Inc. - Class A	3.8
Visa, Inc. - Class A	3.0
Eli Lilly & Co.	2.2
Arista Networks, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150500
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class A
Trading Symbol	CAHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$56	1.12%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[24]
AssetsNet	$ 840,824,111
Holdings Count | Holding	267
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$840,824,111	267	14%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.0
Financials	12.5
Communication Services	11.4
Consumer Discretionary	10.4
Industrials	9.0
Health Care	8.9
Consumer Staples	5.1
Energy	3.8
Other	3.6
Utilities	2.0
Real Estate	1.6
Materials	1.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	8.4
Apple, Inc.	6.7
Microsoft Corp.	5.2
Amazon.com, Inc.	4.3
Alphabet, Inc. - Class A	3.5
Alphabet, Inc. - Class C	3.5
Broadcom, Inc.	3.3
S&P 500® Index, Put, Strike Price $6,700, 06/17/27	2.9
Meta Platforms, Inc. - Class A	2.2
Tesla, Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150501
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class C
Trading Symbol	CCHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$94	1.87%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.87%	[25]
AssetsNet	$ 840,824,111
Holdings Count | Holding	267
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$840,824,111	267	14%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.0
Financials	12.5
Communication Services	11.4
Consumer Discretionary	10.4
Industrials	9.0
Health Care	8.9
Consumer Staples	5.1
Energy	3.8
Other	3.6
Utilities	2.0
Real Estate	1.6
Materials	1.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	8.4
Apple, Inc.	6.7
Microsoft Corp.	5.2
Amazon.com, Inc.	4.3
Alphabet, Inc. - Class A	3.5
Alphabet, Inc. - Class C	3.5
Broadcom, Inc.	3.3
S&P 500® Index, Put, Strike Price $6,700, 06/17/27	2.9
Meta Platforms, Inc. - Class A	2.2
Tesla, Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150502
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class I
Trading Symbol	CIHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.87%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[26]
AssetsNet	$ 840,824,111
Holdings Count | Holding	267
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$840,824,111	267	14%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.0
Financials	12.5
Communication Services	11.4
Consumer Discretionary	10.4
Industrials	9.0
Health Care	8.9
Consumer Staples	5.1
Energy	3.8
Other	3.6
Utilities	2.0
Real Estate	1.6
Materials	1.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	8.4
Apple, Inc.	6.7
Microsoft Corp.	5.2
Amazon.com, Inc.	4.3
Alphabet, Inc. - Class A	3.5
Alphabet, Inc. - Class C	3.5
Broadcom, Inc.	3.3
S&P 500® Index, Put, Strike Price $6,700, 06/17/27	2.9
Meta Platforms, Inc. - Class A	2.2
Tesla, Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011346
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class A
Trading Symbol	CHYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$50	1.00%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[27]
AssetsNet	$ 22,795,347
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$22,795,347	452	24%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	18.1
Financials	14.4
Energy	12.4
Communication Services	10.0
Industrials	8.2
Consumer Staples	8.1
Materials	5.3
Health Care	4.9
Information Technology	4.3
Other	2.5
Utilities	1.6
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Ford Motor Co., 6.100%, 08/19/32	1.0
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	0.9
Bausch Health Cos., Inc., 9.902%, 10/08/30	0.8
EchoStar Corp., 10.750%, 11/30/29	0.7
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 01/31/56	0.7
Amneal Pharmaceuticals LLC, 6.652%, 08/01/32	0.6
Par Petroleum LLC, 6.933%, 02/28/30	0.6
CSC Holdings LLC, 4.500%, 11/15/31	0.6
Dragon Buyer, Inc., 6.450%, 09/30/31	0.5
Star Parent, Inc., 7.700%, 09/27/30	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011348
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class C
Trading Symbol	CCHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$88	1.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%	[28]
AssetsNet	$ 22,795,347
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$22,795,347	452	24%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	18.1
Financials	14.4
Energy	12.4
Communication Services	10.0
Industrials	8.2
Consumer Staples	8.1
Materials	5.3
Health Care	4.9
Information Technology	4.3
Other	2.5
Utilities	1.6
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Ford Motor Co., 6.100%, 08/19/32	1.0
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	0.9
Bausch Health Cos., Inc., 9.902%, 10/08/30	0.8
EchoStar Corp., 10.750%, 11/30/29	0.7
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 01/31/56	0.7
Amneal Pharmaceuticals LLC, 6.652%, 08/01/32	0.6
Par Petroleum LLC, 6.933%, 02/28/30	0.6
CSC Holdings LLC, 4.500%, 11/15/31	0.6
Dragon Buyer, Inc., 6.450%, 09/30/31	0.5
Star Parent, Inc., 7.700%, 09/27/30	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011349
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class I
Trading Symbol	CIHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$38	0.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[29]
AssetsNet	$ 22,795,347
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$22,795,347	452	24%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	18.1
Financials	14.4
Energy	12.4
Communication Services	10.0
Industrials	8.2
Consumer Staples	8.1
Materials	5.3
Health Care	4.9
Information Technology	4.3
Other	2.5
Utilities	1.6
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Ford Motor Co., 6.100%, 08/19/32	1.0
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	0.9
Bausch Health Cos., Inc., 9.902%, 10/08/30	0.8
EchoStar Corp., 10.750%, 11/30/29	0.7
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 01/31/56	0.7
Amneal Pharmaceuticals LLC, 6.652%, 08/01/32	0.6
Par Petroleum LLC, 6.933%, 02/28/30	0.6
CSC Holdings LLC, 4.500%, 11/15/31	0.6
Dragon Buyer, Inc., 6.450%, 09/30/31	0.5
Star Parent, Inc., 7.700%, 09/27/30	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011378
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class A
Trading Symbol	CIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$64	1.20%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[30]
AssetsNet	$ 313,225,352
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$313,225,352	87	81%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.2
Industrials	26.2
Financials	13.0
Consumer Discretionary	6.1
Communication Services	5.8
Health Care	5.2
Materials	3.9
Utilities	2.7
Energy	2.1
Consumer Staples	1.0
Real Estate	0.9
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8
Siemens Energy AG	3.3
Hyundai Motor Co.	3.1
Rolls-Royce Holdings PLC	2.7
ASML Holding NV	2.6
Hyosung Heavy Industries Corp.	2.5
Fujikura Ltd.	2.5
SK Hynix, Inc.	2.5
UniCredit SpA	2.4
Kioxia Holdings Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011380
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class C
Trading Symbol	CIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$104	1.95%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.95%	[31]
AssetsNet	$ 313,225,352
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$313,225,352	87	81%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.2
Industrials	26.2
Financials	13.0
Consumer Discretionary	6.1
Communication Services	5.8
Health Care	5.2
Materials	3.9
Utilities	2.7
Energy	2.1
Consumer Staples	1.0
Real Estate	0.9
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8
Siemens Energy AG	3.3
Hyundai Motor Co.	3.1
Rolls-Royce Holdings PLC	2.7
ASML Holding NV	2.6
Hyosung Heavy Industries Corp.	2.5
Fujikura Ltd.	2.5
SK Hynix, Inc.	2.5
UniCredit SpA	2.4
Kioxia Holdings Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011381
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class I
Trading Symbol	CIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	0.95%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[32]
AssetsNet	$ 313,225,352
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$313,225,352	87	81%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.2
Industrials	26.2
Financials	13.0
Consumer Discretionary	6.1
Communication Services	5.8
Health Care	5.2
Materials	3.9
Utilities	2.7
Energy	2.1
Consumer Staples	1.0
Real Estate	0.9
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8
Siemens Energy AG	3.3
Hyundai Motor Co.	3.1
Rolls-Royce Holdings PLC	2.7
ASML Holding NV	2.6
Hyosung Heavy Industries Corp.	2.5
Fujikura Ltd.	2.5
SK Hynix, Inc.	2.5
UniCredit SpA	2.4
Kioxia Holdings Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204888
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class R6
Trading Symbol	CIGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$43	0.81%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[33]
AssetsNet	$ 313,225,352
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$313,225,352	87	81%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.2
Industrials	26.2
Financials	13.0
Consumer Discretionary	6.1
Communication Services	5.8
Health Care	5.2
Materials	3.9
Utilities	2.7
Energy	2.1
Consumer Staples	1.0
Real Estate	0.9
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8
Siemens Energy AG	3.3
Hyundai Motor Co.	3.1
Rolls-Royce Holdings PLC	2.7
ASML Holding NV	2.6
Hyosung Heavy Industries Corp.	2.5
Fujikura Ltd.	2.5
SK Hynix, Inc.	2.5
UniCredit SpA	2.4
Kioxia Holdings Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234923
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$73	1.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%	[34]
AssetsNet	$ 13,538,964
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$13,538,964	75	75%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.6
Industrials	26.4
Financials	10.9
Communication Services	7.0
Consumer Discretionary	6.3
Materials	5.6
Energy	3.1
Health Care	2.3
Utilities	2.1
Consumer Staples	1.9
Real Estate	1.1
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Hyosung Heavy Industries Corp.	3.6
LandMark Optoelectronics Corp.	3.0
Exosens SAS	2.6
Kandenko Co. Ltd.	2.6
Ibiden Co. Ltd.	2.5
AEM Holdings Ltd.	2.5
ASPEED Technology, Inc.	2.5
Millicom International Cellular SA	2.4
Harmonic Drive Systems, Inc.	2.2
CES Energy Solutions Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234922
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$114	2.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.10%	[35]
AssetsNet	$ 13,538,964
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$13,538,964	75	75%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.6
Industrials	26.4
Financials	10.9
Communication Services	7.0
Consumer Discretionary	6.3
Materials	5.6
Energy	3.1
Health Care	2.3
Utilities	2.1
Consumer Staples	1.9
Real Estate	1.1
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Hyosung Heavy Industries Corp.	3.6
LandMark Optoelectronics Corp.	3.0
Exosens SAS	2.6
Kandenko Co. Ltd.	2.6
Ibiden Co. Ltd.	2.5
AEM Holdings Ltd.	2.5
ASPEED Technology, Inc.	2.5
Millicom International Cellular SA	2.4
Harmonic Drive Systems, Inc.	2.2
CES Energy Solutions Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234924
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$60	1.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[36]
AssetsNet	$ 13,538,964
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$13,538,964	75	75%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.6
Industrials	26.4
Financials	10.9
Communication Services	7.0
Consumer Discretionary	6.3
Materials	5.6
Energy	3.1
Health Care	2.3
Utilities	2.1
Consumer Staples	1.9
Real Estate	1.1
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Hyosung Heavy Industries Corp.	3.6
LandMark Optoelectronics Corp.	3.0
Exosens SAS	2.6
Kandenko Co. Ltd.	2.6
Ibiden Co. Ltd.	2.5
AEM Holdings Ltd.	2.5
ASPEED Technology, Inc.	2.5
Millicom International Cellular SA	2.4
Harmonic Drive Systems, Inc.	2.2
CES Energy Solutions Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234925
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	CISOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$51	0.94%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%	[37]
AssetsNet	$ 13,538,964
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$13,538,964	75	75%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.6
Industrials	26.4
Financials	10.9
Communication Services	7.0
Consumer Discretionary	6.3
Materials	5.6
Energy	3.1
Health Care	2.3
Utilities	2.1
Consumer Staples	1.9
Real Estate	1.1
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Hyosung Heavy Industries Corp.	3.6
LandMark Optoelectronics Corp.	3.0
Exosens SAS	2.6
Kandenko Co. Ltd.	2.6
Ibiden Co. Ltd.	2.5
AEM Holdings Ltd.	2.5
ASPEED Technology, Inc.	2.5
Millicom International Cellular SA	2.4
Harmonic Drive Systems, Inc.	2.2
CES Energy Solutions Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011366
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class A
Trading Symbol	CVSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$62	1.24%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[38]
AssetsNet	$ 17,650,197,311
Holdings Count | Holding	1,043
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,650,197,311	1,043	20%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.1
Consumer Discretionary	11.7
Financials	10.4
Communication Services	9.7
Industrials	8.5
Health Care	8.3
Utilities	7.5
Consumer Staples	3.9
Other	3.8
Energy	3.0
Materials	1.9
Real Estate	1.5
Special Purpose Acquisition Companies	0.6
Communications	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	4.8
Apple, Inc.	3.9
Microsoft Corp.	3.0
Western Digital Corp., 3.000%, 11/15/28	2.6
Amazon.com, Inc.	2.5
Alphabet, Inc. - Class C	2.0
Alphabet, Inc. - Class A	1.9
Calamos Short-Term Bond Fund - Class I	1.9
Broadcom, Inc.	1.9
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011368
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class C
Trading Symbol	CVSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$100	1.99%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.99%	[39]
AssetsNet	$ 17,650,197,311
Holdings Count | Holding	1,043
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,650,197,311	1,043	20%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.1
Consumer Discretionary	11.7
Financials	10.4
Communication Services	9.7
Industrials	8.5
Health Care	8.3
Utilities	7.5
Consumer Staples	3.9
Other	3.8
Energy	3.0
Materials	1.9
Real Estate	1.5
Special Purpose Acquisition Companies	0.6
Communications	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	4.8
Apple, Inc.	3.9
Microsoft Corp.	3.0
Western Digital Corp., 3.000%, 11/15/28	2.6
Amazon.com, Inc.	2.5
Alphabet, Inc. - Class C	2.0
Alphabet, Inc. - Class A	1.9
Calamos Short-Term Bond Fund - Class I	1.9
Broadcom, Inc.	1.9
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011369
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class I
Trading Symbol	CMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$50	0.99%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[40]
AssetsNet	$ 17,650,197,311
Holdings Count | Holding	1,043
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,650,197,311	1,043	20%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.1
Consumer Discretionary	11.7
Financials	10.4
Communication Services	9.7
Industrials	8.5
Health Care	8.3
Utilities	7.5
Consumer Staples	3.9
Other	3.8
Energy	3.0
Materials	1.9
Real Estate	1.5
Special Purpose Acquisition Companies	0.6
Communications	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	4.8
Apple, Inc.	3.9
Microsoft Corp.	3.0
Western Digital Corp., 3.000%, 11/15/28	2.6
Amazon.com, Inc.	2.5
Alphabet, Inc. - Class C	2.0
Alphabet, Inc. - Class A	1.9
Calamos Short-Term Bond Fund - Class I	1.9
Broadcom, Inc.	1.9
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220408
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class R6
Trading Symbol	CVSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$46	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[41]
AssetsNet	$ 17,650,197,311
Holdings Count | Holding	1,043
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,650,197,311	1,043	20%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	36.1
Consumer Discretionary	11.7
Financials	10.4
Communication Services	9.7
Industrials	8.5
Health Care	8.3
Utilities	7.5
Consumer Staples	3.9
Other	3.8
Energy	3.0
Materials	1.9
Real Estate	1.5
Special Purpose Acquisition Companies	0.6
Communications	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	4.8
Apple, Inc.	3.9
Microsoft Corp.	3.0
Western Digital Corp., 3.000%, 11/15/28	2.6
Amazon.com, Inc.	2.5
Alphabet, Inc. - Class C	2.0
Alphabet, Inc. - Class A	1.9
Calamos Short-Term Bond Fund - Class I	1.9
Broadcom, Inc.	1.9
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243951
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class A
Trading Symbol	CMRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$92	1.82%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.82%	[42]
AssetsNet	$ 2,472,916
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,472,916	47	75%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	20.1
Communication Services	16.2
Utilities	12.1
Financials	11.9
Special Purpose Acquisition Companies	10.2
Consumer Staples	10.1
Industrials	8.3
Health Care	4.8
Materials	2.9
Consumer Discretionary	2.9
Other	0.7
Real Estate	0.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Norfolk Southern Corp.	8.3
Kenvue, Inc.	7.6
Electronic Arts, Inc.	6.7
TXNM Energy, Inc., 5.750%, 06/01/54	6.2
AES Corp.	5.9
FutureTech II Acquisition Corp. - Class A	5.9
Warner Bros Discovery, Inc.	5.0
Global Payments, Inc., 1.500%, 03/01/31	4.8
Brighthouse Financial, Inc.	4.5
Clearwater Analytics Holdings, Inc. - Class A	4.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243950
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class C
Trading Symbol	CMRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$129	2.57%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.57%	[43]
AssetsNet	$ 2,472,916
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,472,916	47	75%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	20.1
Communication Services	16.2
Utilities	12.1
Financials	11.9
Special Purpose Acquisition Companies	10.2
Consumer Staples	10.1
Industrials	8.3
Health Care	4.8
Materials	2.9
Consumer Discretionary	2.9
Other	0.7
Real Estate	0.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Norfolk Southern Corp.	8.3
Kenvue, Inc.	7.6
Electronic Arts, Inc.	6.7
TXNM Energy, Inc., 5.750%, 06/01/54	6.2
AES Corp.	5.9
FutureTech II Acquisition Corp. - Class A	5.9
Warner Bros Discovery, Inc.	5.0
Global Payments, Inc., 1.500%, 03/01/31	4.8
Brighthouse Financial, Inc.	4.5
Clearwater Analytics Holdings, Inc. - Class A	4.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243949
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class I
Trading Symbol	CMRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$80	1.58%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%	[44]
AssetsNet	$ 2,472,916
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,472,916	47	75%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	20.1
Communication Services	16.2
Utilities	12.1
Financials	11.9
Special Purpose Acquisition Companies	10.2
Consumer Staples	10.1
Industrials	8.3
Health Care	4.8
Materials	2.9
Consumer Discretionary	2.9
Other	0.7
Real Estate	0.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Norfolk Southern Corp.	8.3
Kenvue, Inc.	7.6
Electronic Arts, Inc.	6.7
TXNM Energy, Inc., 5.750%, 06/01/54	6.2
AES Corp.	5.9
FutureTech II Acquisition Corp. - Class A	5.9
Warner Bros Discovery, Inc.	5.0
Global Payments, Inc., 1.500%, 03/01/31	4.8
Brighthouse Financial, Inc.	4.5
Clearwater Analytics Holdings, Inc. - Class A	4.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165048
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class A
Trading Symbol	CPLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$117	2.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.35%	[45]
AssetsNet	$ 1,099,731,549
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,099,731,549	65	213%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	37.6
Information Technology	25.0
Consumer Discretionary	14.6
Financials	8.9
Materials	5.4
Communication Services	4.9
Energy	2.2
Health Care	1.1
Other	0.3
Domestic Commodity	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Amazon.com, Inc.	6.4
Broadcom, Inc.	5.6
Microsoft Corp.	4.5
NVIDIA Corp.	4.4
Boeing Co.	4.1
Morgan Stanley	3.9
Union Pacific Corp.	3.7
United Airlines Holdings, Inc.	3.6
Wells Fargo & Co.	3.3
DR Horton, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165049
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class C
Trading Symbol	CPCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$154	3.11%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	3.11%	[46]
AssetsNet	$ 1,099,731,549
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,099,731,549	65	213%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	37.6
Information Technology	25.0
Consumer Discretionary	14.6
Financials	8.9
Materials	5.4
Communication Services	4.9
Energy	2.2
Health Care	1.1
Other	0.3
Domestic Commodity	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Amazon.com, Inc.	6.4
Broadcom, Inc.	5.6
Microsoft Corp.	4.5
NVIDIA Corp.	4.4
Boeing Co.	4.1
Morgan Stanley	3.9
Union Pacific Corp.	3.7
United Airlines Holdings, Inc.	3.6
Wells Fargo & Co.	3.3
DR Horton, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165050
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class I
Trading Symbol	CPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$104	2.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.10%	[47]
AssetsNet	$ 1,099,731,549
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,099,731,549	65	213%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	37.6
Information Technology	25.0
Consumer Discretionary	14.6
Financials	8.9
Materials	5.4
Communication Services	4.9
Energy	2.2
Health Care	1.1
Other	0.3
Domestic Commodity	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Amazon.com, Inc.	6.4
Broadcom, Inc.	5.6
Microsoft Corp.	4.5
NVIDIA Corp.	4.4
Boeing Co.	4.1
Morgan Stanley	3.9
Union Pacific Corp.	3.7
United Airlines Holdings, Inc.	3.6
Wells Fargo & Co.	3.3
DR Horton, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011350
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class A
Trading Symbol	CVAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$57	1.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[48]
AssetsNet	$ 61,524,823
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$61,524,823	51	18%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.3
Communication Services	14.1
Consumer Discretionary	12.4
Financials	10.0
Industrials	9.5
Health Care	8.1
Consumer Staples	2.6
Materials	2.3
Energy	2.2
Utilities	1.9
Real Estate	1.8

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	9.1
NVIDIA Corp.	7.7
Apple, Inc.	6.7
Amazon.com, Inc.	6.4
Microsoft Corp.	5.0
Broadcom, Inc.	4.4
Meta Platforms, Inc. - Class A	2.7
Chevron Corp.	2.2
Visa, Inc. - Class A	2.1
Johnson & Johnson	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011352
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class C
Trading Symbol	CVACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$95	1.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%	[49]
AssetsNet	$ 61,524,823
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$61,524,823	51	18%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.3
Communication Services	14.1
Consumer Discretionary	12.4
Financials	10.0
Industrials	9.5
Health Care	8.1
Consumer Staples	2.6
Materials	2.3
Energy	2.2
Utilities	1.9
Real Estate	1.8

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	9.1
NVIDIA Corp.	7.7
Apple, Inc.	6.7
Amazon.com, Inc.	6.4
Microsoft Corp.	5.0
Broadcom, Inc.	4.4
Meta Platforms, Inc. - Class A	2.7
Chevron Corp.	2.2
Visa, Inc. - Class A	2.1
Johnson & Johnson	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011353
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class I
Trading Symbol	CVAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$45	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[50]
AssetsNet	$ 61,524,823
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$61,524,823	51	18%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.3
Communication Services	14.1
Consumer Discretionary	12.4
Financials	10.0
Industrials	9.5
Health Care	8.1
Consumer Staples	2.6
Materials	2.3
Energy	2.2
Utilities	1.9
Real Estate	1.8

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	9.1
NVIDIA Corp.	7.7
Apple, Inc.	6.7
Amazon.com, Inc.	6.4
Microsoft Corp.	5.0
Broadcom, Inc.	4.4
Meta Platforms, Inc. - Class A	2.7
Chevron Corp.	2.2
Visa, Inc. - Class A	2.1
Johnson & Johnson	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204432
Shareholder Report [Line Items]
Fund Name	Calamos Short-Term Bond Fund
Class Name	Class A
Trading Symbol	CSTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$31	0.63%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[51]
AssetsNet	$ 415,261,368
Holdings Count | Holding	473
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$415,261,368	473	18%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	57.1
Asset Backed Securities	21.8
Bank Loans	8.9
U.S. Government and Agency Securities	5.3
Municipal Obligations	2.6
Sovereign Bonds	1.4
Residential Mortgage Backed Securities	0.4
Convertible Bonds	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
U.S. Treasury Notes, 4.250%, 02/28/29	1.5
U.S. Treasury Notes, 4.250%, 01/31/30	1.2
Federal National Mortgage Association, 3.500%, 05/01/35	0.8
Alloya Auto Receivables Trust - Class A3, Series 2025-1A, 4.690%, 12/26/28	0.7
U.S. Treasury Notes, 3.375%, 09/15/28	0.7
U.S. Treasury Notes, 3.500%, 09/30/29	0.7
Avis Budget Rental Car Funding AESOP LLC - Class A, Series 2023-3A, 5.440%, 02/22/28	0.5
SoFi Consumer Loan Program Trust - Class B, Series 2025-1, 5.120%, 02/27/34	0.5
American Express Credit Account Master Trust - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
SCCU Auto Receivables Trust - Class B, Series 2023-1A, 6.080%, 11/15/29	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204433
Shareholder Report [Line Items]
Fund Name	Calamos Short-Term Bond Fund
Class Name	Class I
Trading Symbol	CSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$19	0.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[52]
AssetsNet	$ 415,261,368
Holdings Count | Holding	473
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$415,261,368	473	18%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	57.1
Asset Backed Securities	21.8
Bank Loans	8.9
U.S. Government and Agency Securities	5.3
Municipal Obligations	2.6
Sovereign Bonds	1.4
Residential Mortgage Backed Securities	0.4
Convertible Bonds	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
U.S. Treasury Notes, 4.250%, 02/28/29	1.5
U.S. Treasury Notes, 4.250%, 01/31/30	1.2
Federal National Mortgage Association, 3.500%, 05/01/35	0.8
Alloya Auto Receivables Trust - Class A3, Series 2025-1A, 4.690%, 12/26/28	0.7
U.S. Treasury Notes, 3.375%, 09/15/28	0.7
U.S. Treasury Notes, 3.500%, 09/30/29	0.7
Avis Budget Rental Car Funding AESOP LLC - Class A, Series 2023-3A, 5.440%, 02/22/28	0.5
SoFi Consumer Loan Program Trust - Class B, Series 2025-1, 5.120%, 02/27/34	0.5
American Express Credit Account Master Trust - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
SCCU Auto Receivables Trust - Class B, Series 2023-1A, 6.080%, 11/15/29	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211098
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CTASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$71	1.29%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.29%	[53]
AssetsNet	$ 742,826,978
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$742,826,978	98	105%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.5
Industrials	27.5
Health Care	14.2
Consumer Discretionary	9.6
Financials	7.0
Energy	2.5
Consumer Staples	2.1
Materials	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Dave, Inc.	3.0
Ciena Corp.	2.8
Rush Street Interactive, Inc.	2.7
SiTime Corp.	2.7
NPK International, Inc.	2.6
Diodes, Inc.	2.5
Amprius Technologies, Inc.	2.5
Viavi Solutions, Inc.	2.2
Mama's Creations, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000228743
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CTCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$112	2.04%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.04%	[54]
AssetsNet	$ 742,826,978
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$742,826,978	98	105%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.5
Industrials	27.5
Health Care	14.2
Consumer Discretionary	9.6
Financials	7.0
Energy	2.5
Consumer Staples	2.1
Materials	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Dave, Inc.	3.0
Ciena Corp.	2.8
Rush Street Interactive, Inc.	2.7
SiTime Corp.	2.7
NPK International, Inc.	2.6
Diodes, Inc.	2.5
Amprius Technologies, Inc.	2.5
Viavi Solutions, Inc.	2.2
Mama's Creations, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211096
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	1.04%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%	[55]
AssetsNet	$ 742,826,978
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$742,826,978	98	105%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.5
Industrials	27.5
Health Care	14.2
Consumer Discretionary	9.6
Financials	7.0
Energy	2.5
Consumer Staples	2.1
Materials	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Dave, Inc.	3.0
Ciena Corp.	2.8
Rush Street Interactive, Inc.	2.7
SiTime Corp.	2.7
NPK International, Inc.	2.6
Diodes, Inc.	2.5
Amprius Technologies, Inc.	2.5
Viavi Solutions, Inc.	2.2
Mama's Creations, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211097
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	CTSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$52	0.94%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%	[56]
AssetsNet	$ 742,826,978
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$742,826,978	98	105%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.5
Industrials	27.5
Health Care	14.2
Consumer Discretionary	9.6
Financials	7.0
Energy	2.5
Consumer Staples	2.1
Materials	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Dave, Inc.	3.0
Ciena Corp.	2.8
Rush Street Interactive, Inc.	2.7
SiTime Corp.	2.7
NPK International, Inc.	2.6
Diodes, Inc.	2.5
Amprius Technologies, Inc.	2.5
Viavi Solutions, Inc.	2.2
Mama's Creations, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213161
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class A
Trading Symbol	CTAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$74	1.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.35%	[57]
AssetsNet	$ 48,858,165
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$48,858,165	91	98%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.1
Industrials	29.6
Health Care	13.8
Consumer Discretionary	11.9
Financials	7.3
Consumer Staples	1.2
Energy	1.2
Communication Services	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Ciena Corp.	3.4
Monolithic Power Systems, Inc.	2.9
Dave, Inc.	2.8
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Amprius Technologies, Inc.	2.4
XPO, Inc.	2.3
Five Below, Inc.	2.3
MasTec, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213162
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class I
Trading Symbol	CTIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$60	1.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[58]
AssetsNet	$ 48,858,165
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$48,858,165	91	98%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.1
Industrials	29.6
Health Care	13.8
Consumer Discretionary	11.9
Financials	7.3
Consumer Staples	1.2
Energy	1.2
Communication Services	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Ciena Corp.	3.4
Monolithic Power Systems, Inc.	2.9
Dave, Inc.	2.8
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Amprius Technologies, Inc.	2.4
XPO, Inc.	2.3
Five Below, Inc.	2.3
MasTec, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213160
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class R6
Trading Symbol	CTOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$58	1.05%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%	[59]
AssetsNet	$ 48,858,165
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$48,858,165	91	98%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.1
Industrials	29.6
Health Care	13.8
Consumer Discretionary	11.9
Financials	7.3
Consumer Staples	1.2
Energy	1.2
Communication Services	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Lumentum Holdings, Inc.	5.0
Ciena Corp.	3.4
Monolithic Power Systems, Inc.	2.9
Dave, Inc.	2.8
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Amprius Technologies, Inc.	2.4
XPO, Inc.	2.3
Five Below, Inc.	2.3
MasTec, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049601
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class A
Trading Symbol	CTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$45	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[60]
AssetsNet	$ 23,536,029
Holdings Count | Holding	171
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$23,536,029	171	12%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Securities	47.9
Corporate Bonds	46.2
Asset Backed Securities	3.9
Residential Mortgage Backed Securities	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
U.S. Treasury Notes, 4.000%, 11/15/35	2.6
Federal National Mortgage Association, 6.000%, 03/01/54	2.5
Federal National Mortgage Association, 4.500%, 02/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.5
Federal National Mortgage Association, 2.500%, 07/01/51	2.4
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
U.S. Treasury Bonds, 3.500%, 02/15/39	2.1
U.S. Treasury Notes, 3.750%, 08/31/31	2.1
U.S. Treasury Notes, 3.500%, 11/30/30	2.1
U.S. Treasury Notes, 3.875%, 08/15/34	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049603
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class C
Trading Symbol	CTRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$82	1.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%	[61]
AssetsNet	$ 23,536,029
Holdings Count | Holding	171
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$23,536,029	171	12%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Securities	47.9
Corporate Bonds	46.2
Asset Backed Securities	3.9
Residential Mortgage Backed Securities	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
U.S. Treasury Notes, 4.000%, 11/15/35	2.6
Federal National Mortgage Association, 6.000%, 03/01/54	2.5
Federal National Mortgage Association, 4.500%, 02/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.5
Federal National Mortgage Association, 2.500%, 07/01/51	2.4
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
U.S. Treasury Bonds, 3.500%, 02/15/39	2.1
U.S. Treasury Notes, 3.750%, 08/31/31	2.1
U.S. Treasury Notes, 3.500%, 11/30/30	2.1
U.S. Treasury Notes, 3.875%, 08/15/34	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049604
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class I
Trading Symbol	CTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$32	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[62]
AssetsNet	$ 23,536,029
Holdings Count | Holding	171
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$23,536,029	171	12%

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Securities	47.9
Corporate Bonds	46.2
Asset Backed Securities	3.9
Residential Mortgage Backed Securities	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
U.S. Treasury Notes, 4.000%, 11/15/35	2.6
Federal National Mortgage Association, 6.000%, 03/01/54	2.5
Federal National Mortgage Association, 4.500%, 02/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.5
Federal National Mortgage Association, 2.500%, 07/01/51	2.4
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
U.S. Treasury Bonds, 3.500%, 02/15/39	2.1
U.S. Treasury Notes, 3.750%, 08/31/31	2.1
U.S. Treasury Notes, 3.500%, 11/30/30	2.1
U.S. Treasury Notes, 3.875%, 08/15/34	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources

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